Subsequent Events	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review and except as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
On December 6, 2022, Guggenheim Securities, the IPO Underwriter, notified the Company that it had determined to waive its entitlement to the payment of $8,050,000 of deferred compensation in connection with its role as underwriter in the Company’s initial public offering that would otherwise become due upon the consummation of the Business Combination.
In November and December 2022, the Company issued promissory notes with certain officers and directors of FLAG with an aggregate outstanding principal balance of $710,000 (the “Promissory Notes”) to fund working capital and payments in connection with the extension of the deadline by which the Company must complete its initial business combination. Under the terms of such notes, the Company is required to pay interest on the notes at a per annum rate of 50% to 100% of the loan amount of the Promissory Notes. On December 13, 2022, the Company issued a promissory note to Jackson Investment Group, LLC, an existing investor, with an outstanding principal balance of $205,000 (the “Jackson Note”). Under the terms of the Jackson Note, FLAG is required to pay interest at a per annum rate of 50% of the loan amount. On December 27, 2022, the Company issued a promissory note to Calidi with an outstanding principal balance of $75,000 (the “Calidi Note”). The Calidi Note bears no interest.
Each of the Promissory Notes, the Jackson Note and the Calidi Note is payable in full on the earliest to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date that the winding up of the Company is effective.
On December 14, 2022, the Company’s board of directors approved an extension of the date by which the Company has to complete its initial business combination from December 14, 2022 to March 14, 2023 (the “Extension”). In connection with the Extension, the Company’s trust account was funded with a payment of $415,626.
Agreement and Plan of Merger with Calidi Biotherapeutics, Inc.
On January 9, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, FLAG Merger Sub, Inc., a Nevada corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub”), the Sponsor, Calidi Biotherapeutics, Inc. (“Calidi’) and Allan Camaisa, in the capacity as the representative of the stockholders to Calidi.
Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) pursuant to which Merger Sub will merge with and into Calidi, with Calidi being the surviving corporation in the merger (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”).
Merger Consideration
At the effective time of the Merger (the “Effective Time”), all shares of Calidi common stock outstanding immediately prior to the Effective Time, with certain exceptions, will be converted into (i) the right to receive shares of Class A common stock and (ii) the contingent right to receive Escalation Shares (as defined below).
The aggregate consideration to be paid to the securityholders of Calidi will be based on an equity value of $250 million, subject to certain adjustments for net debt and the achievement of certain pre-closing milestones, if any, as defined in the Merger Agreement. As of the Effective Time, each outstanding Calidi stock option (whether vested or unvested) will be assumed by the Company and automatically converted into a conversion adjusted stock option for shares of the Company’s common stock.

NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the audited balance sheet date through March 30, 2022, the date that the audited financial statements were available to be issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
If, during the period between the execution of the Merger Agreement and the closing of the Transactions (the “Interim Period”), Calidi enters into a revenue-generating definitive collaboration or out-license contract involving Calidi’s technology (a “Pre-Closing Milestone Contract”), the Merger Consideration will be increased by an amount equal to the aggregate up-front cash payments received by Calidi pursuant to any such Pre-Closing Milestone Contracts.
Following the closing of the Transactions (the “Closing”), as additional consideration for the Merger, the Company will issue shares of Common Stock (“Escalation Shares”) to each holder of Calidi common stock immediately prior to the Effective Time (a “Calidi Stockholder”) in accordance with the following terms.
If at any time during the five-year period following the Closing (the “Escalation Period”), the last reported sale price of the shares of Class A common stock as reported on NYSE American (or the exchange on which such shares are listed) for a period for any 20 days within any 30 consecutive day trading period (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like), is:

•	greater than or equal to $12.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of Class A common stock;

•	greater than or equal to $14.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of Class A common stock;

•	greater than or equal to $16.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of Class A common stock; and

•	greater than or equal to $18.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock
If, during the Escalation Period, there is a change of control pursuant to which FLAG or its stockholders have the right to receive consideration implying a value per share that is equal to or in excess of the above price targets, there will be an acceleration of the Escalation Period at the applicable target price. To incentivize the Company’s public stockholders to not redeem their shares, those stockholders may be entitled to their pro rata portion of up to an additional 2,000,000 Non-Redeeming Continuation Shares to be issued at Closing.
The Escalation Shares and the Non-Redeeming Continuation Shares will be placed in escrow and will be outstanding from and after the Closing, subject to cancellation if the applicable price targets are not achieved for the Escalation Shares, or in the case of the Non-Redeeming Continuation Shares, canceled on a pro rata basis for those holders of the Class A common stock that redeem their shares at the Closing. While in escrow, the shares will be non-voting.
The Merger Agreement and the consummation of the Transactions contemplated above requires the approval of both Company’s shareholders and Calidi’s stockholders, among other closing conditions specified in the Merger Agreement and the various agreements described above, there can be no assurance that the Merger or the Transactions will occur. The Company has incurred and expects to incur significant amount of transaction expenses in connection with the Merger and the transaction, and if the Merger is not consummated nor approved, the Company will bear the risk of payment of all such transaction costs without reimbursement.
The Merger is expected to be completed during the second quarter of 2023. However, there can be no assurance as to when or if the closing of the Merger will occur or if any contingent consideration will be achieved.